INVESTMENT PROPERTIES - Key valuation metrics by country (Details) - Income-producing properties	Dec. 31, 2019	Dec. 31, 2018
Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	10.00%	10.00%
Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	9.75%	10.00%
Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	4.70%	5.00%
Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	5.00%	5.00%
Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	6.60%	6.90%
Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	6.32%	6.81%
Canada | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	8.75%	7.75%
Canada | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	8.00%	7.00%
Canada | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	5.25%	5.00%
Canada | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	5.00%	5.00%
Canada | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	5.90%	5.63%
Canada | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	5.55%	6.01%
United States | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	9.50%	10.00%
United States | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	8.75%	9.75%
United States | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	5.00%	5.75%
United States | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	5.25%	5.25%
United States | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	6.41%	6.68%
United States | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	6.23%	6.46%
Germany | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	8.25%	8.25%
Germany | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	8.75%	8.75%
Germany | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	5.70%	5.70%
Germany | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	5.00%	5.25%
Germany | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	6.83%	6.89%
Germany | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	6.31%	6.89%
Austria | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	10.00%	10.00%
Austria | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	9.75%	10.00%
Austria | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	7.00%	8.00%
Austria | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	6.75%	7.00%
Austria | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	7.96%	8.37%
Austria | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	7.34%	7.88%
Netherlands | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	6.00%	6.50%
Netherlands | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	7.55%	7.45%
Netherlands | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	4.70%	5.70%
Netherlands | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	5.60%	6.00%
Netherlands | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	5.24%	5.93%
Netherlands | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	6.14%	6.48%
Other | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	10.00%	9.50%
Other | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	9.75%	10.00%
Other | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	7.25%	6.75%
Other | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	6.25%	6.75%
Other | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	8.25%	8.23%
Other | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	8.20%	8.48%